Schedule of Revenue by Geographic Location (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total:	$ 395,585,630	$ 265,170,891
CHINA
Disaggregation of Revenue [Line Items]
Total:	308,826,787	178,863,885
HONG KONG
Disaggregation of Revenue [Line Items]
Total:	63,591,302	73,613,081
MALAYSIA
Disaggregation of Revenue [Line Items]
Total:	18,337,987	5,672,900
SINGAPORE
Disaggregation of Revenue [Line Items]
Total:	2,178,759	4,415,766
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Total:	1,689,720	160,700
Other [Member]
Disaggregation of Revenue [Line Items]
Total:	$ 961,075	$ 2,444,559